Note 2 - Recent Accounting Pronouncements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill, Impairment Loss	$ 4,150	$ 0	$ 0
Operations Optimization [Member]
Goodwill, Impairment Loss	4,150
E and P Technology and Services [Member]
Goodwill, Impairment Loss	$ 0